Business Segments - Additional Information (Detail)	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 10, 2012 Brand	Dec. 29, 2012	Dec. 29, 2012 PLG [Member] Segment	Dec. 29, 2012 PLG [Member] Brand
Segment Reporting Information [Line Items]
Number of reportable segments			3
Number of brands	16			16
Percentage of sources of footwear products from unrelated suppliers in foreign country region		95.00%